FIXED ASSETS (Tables)	12 Months Ended
Feb. 29, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Fixed assets consisted of the following:

	February 29, 2024	February 28, 2023
Automobile	$74,237	$101,680
Demo devices	194,352	69,010
Tooling	107,020	101,322
Machinery and equipment	8,825	8,825
Computer equipment	150,387	150,387
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	19,639	14,561
Leasehold improvements	26,956	15,568
	617,953	497,890
Less: Accumulated depreciation	(349,878)	(182,002)
	$268,075	$315,888